Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
July 31, 2025
SCS-NPRT3-0925
1.804877.121
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 4.5%
Energy - 0.6%
Energy Equipment & Services - 0.4%
CES Energy Solutions Corp	3,165,700	16,564,178
Oil, Gas & Consumable Fuels - 0.2%
Secure Waste Infrastructure Corp	1,158,400	12,657,460
TOTAL ENERGY		29,221,638

Financials - 0.7%
Capital Markets - 0.7%
TMX Group Ltd	896,678	36,459,901
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	527,885	16,121,607
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (a)	114,151	22,814,219
Software - 0.3%
Lumine Group Inc Subordinate Voting Shares (a)(b)	430,040	16,682,051
TOTAL INFORMATION TECHNOLOGY		39,496,270

Materials - 0.4%
Metals & Mining - 0.4%
OR Royalties Inc	766,180	21,222,566
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Colliers International Group Inc Subordinate Voting Shares	265,056	39,970,736
Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States)	1,221,996	47,706,724
TOTAL CANADA		230,199,442
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	1,677,116	17,127,015
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	32,406	5,622,441
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Banks - 0.0%
Accelerant Holdings Class A (a)(c)	15,700	432,378
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)(c)	151,201	3,367,246
ISRAEL - 0.7%
Information Technology - 0.7%
IT Services - 0.4%
Wix.com Ltd (a)	166,788	22,688,172
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	57,000	14,967,630
TOTAL ISRAEL		37,655,802
JAPAN - 1.0%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	300,000	10,723,827
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Allegro MicroSystems Inc (a)	1,269,513	39,875,403
TOTAL JAPAN		50,599,230
NETHERLANDS - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	37,711	25,278,815
Merus NV (a)	271,400	17,977,536
Newamsterdam Pharma Co NV (a)(c)	367,400	8,012,994

TOTAL NETHERLANDS		51,269,345
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
First BanCorp/Puerto Rico	2,770,346	57,706,307
THAILAND - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (a)	239,783	77,624,951
UNITED KINGDOM - 1.9%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	65,854	14,167,426
Consumer Staples - 0.5%
Food Products - 0.5%
Nomad Foods Ltd	1,408,945	23,726,634
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	941,888	34,256,467
Industrials - 0.5%
Professional Services - 0.5%
WNS Holdings Ltd (a)	307,850	23,024,102
TOTAL UNITED KINGDOM		95,174,629
UNITED STATES - 86.8%
Communication Services - 0.4%
Entertainment - 0.1%
Vivid Seats Inc Class A (a)(c)	2,316,198	3,590,107
Media - 0.1%
Thryv Holdings Inc (a)	557,600	7,338,016
Wireless Telecommunication Services - 0.2%
Gogo Inc (a)	545,300	8,648,458
TOTAL COMMUNICATION SERVICES		19,576,581

Consumer Discretionary - 10.0%
Automobile Components - 0.6%
Patrick Industries Inc (c)	328,850	31,977,374
Diversified Consumer Services - 0.6%
Laureate Education Inc (a)	1,302,526	29,437,088
Hotels, Restaurants & Leisure - 1.2%
Brinker International Inc (a)	112,000	17,651,200
Dutch Bros Inc Class A (a)	202,288	11,989,610
Life Time Group Holdings Inc (a)	495,400	14,227,888
Pursuit Attractions and Hospitality Inc (a)	269,600	8,152,704
Sportradar Holding AG Class A (a)	268,600	7,942,502
		59,963,904
Household Durables - 3.1%
Champion Homes Inc (a)(c)	511,688	31,161,799
Green Brick Partners Inc (a)(c)	810,955	50,230,553
Installed Building Products Inc (c)	188,123	38,055,402
Lovesac Co/The (a)	320,666	5,775,194
SharkNinja Inc (a)	296,762	34,454,068
		159,677,016
Leisure Products - 0.4%
Acushnet Holdings Corp (c)	247,040	19,669,324
Specialty Retail - 2.7%
Academy Sports & Outdoors Inc	672,200	34,141,038
Boot Barn Holdings Inc (a)	232,087	39,895,755
Group 1 Automotive Inc	45,500	18,752,825
Murphy USA Inc	93,956	34,057,171
Warby Parker Inc Class A (a)	375,800	9,000,410
		135,847,199
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	138,200	13,782,686
Kontoor Brands Inc (c)	563,126	31,343,594
Samsonite Group SA (b)(d)	6,094,500	12,431,010
Steven Madden Ltd	642,240	15,416,971
		72,974,261
TOTAL CONSUMER DISCRETIONARY		509,546,166

Consumer Staples - 2.6%
Beverages - 0.7%
Primo Brands Corp Class A	340,800	9,409,488
Vita Coco Co Inc/The (a)	682,787	24,075,070
		33,484,558
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings Inc (a)	83,600	8,853,240
Performance Food Group Co (a)	153,600	15,421,440
		24,274,680
Food Products - 1.4%
Darling Ingredients Inc (a)	445,800	14,435,004
Post Holdings Inc (a)	124,444	13,167,419
Simply Good Foods Co/The (a)	1,499,658	45,679,583
		73,282,006
TOTAL CONSUMER STAPLES		131,041,244

Energy - 3.3%
Energy Equipment & Services - 1.8%
Cactus Inc Class A	809,517	34,250,664
Liberty Energy Inc Class A	1,406,600	17,357,444
Weatherford International PLC	657,700	37,192,935
		88,801,043
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp (a)	890,582	31,108,030
Chord Energy Corp	170,000	18,756,100
Core Natural Resources Inc	147,600	10,894,356
Northern Oil & Gas Inc (c)	590,034	16,615,357
		77,373,843
TOTAL ENERGY		166,174,886

Financials - 16.7%
Banks - 6.8%
Axos Financial Inc (a)	273,300	23,599,455
Connectone Bancorp Inc	466,324	10,739,442
CVB Financial Corp (c)	1,381,600	25,822,104
East West Bancorp Inc	180,388	18,083,897
First Bancorp/Southern Pines NC	41,870	2,097,268
First Hawaiian Inc	986,100	23,912,925
First Interstate BancSystem Inc Class A	629,900	18,134,821
Glacier Bancorp Inc	386,400	16,935,912
Home BancShares Inc/AR	947,700	26,687,232
Metropolitan Bank Holding Corp	241,734	17,051,916
Pathward Financial Inc	533,600	40,353,500
Pinnacle Financial Partners Inc	165,900	14,580,951
SouthState Corp	347,540	32,727,842
Synovus Financial Corp	613,730	28,992,605
TriCo Bancshares	611,565	25,147,553
Western Alliance Bancorp	278,544	21,603,873
		346,471,296
Capital Markets - 3.1%
Houlihan Lokey Inc Class A	208,676	39,786,166
Lazard Inc	727,643	37,822,883
Piper Sandler Cos	65,000	20,495,800
Stifel Financial Corp	496,714	56,685,002
		154,789,851
Consumer Finance - 2.3%
FirstCash Holdings Inc	526,532	70,181,451
SLM Corp	1,483,858	47,186,684
		117,368,135
Financial Services - 2.6%
Essent Group Ltd	766,232	42,901,330
Mr Cooper Group Inc (a)	338,188	52,662,635
PennyMac Financial Services Inc	373,206	34,760,407
		130,324,372
Insurance - 1.9%
First American Financial Corp	234,194	14,063,350
Genworth Financial Inc Class A (a)	3,623,118	28,477,707
Primerica Inc	124,000	32,938,120
Selective Insurance Group Inc	280,970	21,907,231
Slide Insurance Holdings Inc	46,300	870,439
		98,256,847
TOTAL FINANCIALS		847,210,501

Health Care - 13.4%
Biotechnology - 6.8%
Arcellx Inc (a)	242,350	17,301,367
Astria Therapeutics Inc warrants (a)	95,634	221,685
Bridgebio Pharma Inc (a)(c)	371,300	17,551,351
Celldex Therapeutics Inc (a)	519,000	11,407,620
Cogent Biosciences Inc (a)	1,490,574	17,022,355
Crinetics Pharmaceuticals Inc (a)	506,000	14,466,540
Cytokinetics Inc (a)	495,775	18,660,971
CytomX Therapeutics Inc (a)	2,718,810	5,954,194
Dianthus Therapeutics Inc (a)(c)	509,518	10,531,737
Disc Medicine Inc (a)	249,100	14,886,216
Exact Sciences Corp (a)	239,900	11,263,305
Immunovant Inc (a)	564,699	9,080,360
Insmed Inc (a)	81,550	8,748,684
Jade Biosciences Inc	468,400	3,367,796
MoonLake Immunotherapeutics Class A (a)	204,103	10,294,955
Nurix Therapeutics Inc (a)	487,998	5,494,857
Nuvalent Inc Class A (a)	277,719	21,759,285
Oruka Therapeutics Inc	283,456	3,852,167
Rezolute Inc (a)	2,168,400	12,901,980
Rhythm Pharmaceuticals Inc (a)	217,847	18,567,100
Soleno Therapeutics Inc (a)	250,347	21,647,505
Spyre Therapeutics Inc (a)	288,785	4,900,681
Stoke Therapeutics Inc (a)	972,100	12,491,485
Upstream Bio Inc	699,900	10,715,469
Vaxcyte Inc (a)	550,211	18,679,663
Vericel Corp (a)	260,217	9,091,982
Viking Therapeutics Inc (a)(c)	299,200	9,744,944
Viridian Therapeutics Inc (a)	663,927	11,632,001
Zenas Biopharma Inc	660,741	10,380,241
		342,618,496
Health Care Equipment & Supplies - 2.4%
Artivion Inc (a)	427,513	13,214,427
Ceribell Inc	458,482	6,602,141
Glaukos Corp (a)	73,280	6,308,675
Insulet Corp (a)	64,640	18,642,176
Kestra Medical Technologies Ltd	276,049	4,554,809
Lantheus Holdings Inc (a)	222,705	15,854,369
Masimo Corp (a)	136,200	20,946,198
Penumbra Inc (a)	85,746	21,631,143
PROCEPT BioRobotics Corp (a)	190,879	9,259,540
TransMedics Group Inc (a)	49,281	5,862,961
		122,876,439
Health Care Providers & Services - 3.0%
BrightSpring Health Services Inc (a)	773,200	15,966,580
Encompass Health Corp	218,400	24,048,024
Ensign Group Inc/The	228,810	34,321,500
GeneDx Holdings Corp Class A (a)	36,800	3,751,759
Guardant Health Inc (a)	113,700	4,659,426
HealthEquity Inc (a)	229,140	22,226,580
Hims & Hers Health Inc Class A (a)(c)	193,800	12,825,684
Privia Health Group Inc (a)	802,903	15,672,667
Surgery Partners Inc (a)	737,924	16,197,432
		149,669,652
Health Care Technology - 0.2%
Waystar Holding Corp (a)	322,700	11,933,446
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc (a)	43,600	7,396,304
Pharmaceuticals - 0.9%
Enliven Therapeutics Inc (a)	582,253	10,952,179
Enliven Therapeutics Inc (a)(e)	120,720	2,270,743
Prestige Consumer Healthcare Inc (a)	311,280	23,019,156
Structure Therapeutics Inc ADR (a)	477,600	8,501,280
		44,743,358
TOTAL HEALTH CARE		679,237,695

Industrials - 20.4%
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	423,900	21,072,069
Building Products - 2.1%
AAON Inc (c)	166,500	13,902,750
AZZ Inc	198,400	21,724,800
Simpson Manufacturing Co Inc	267,645	48,023,542
Tecnoglass Inc	304,900	23,791,347
		107,442,439
Commercial Services & Supplies - 1.4%
Brink's Co/The	479,223	41,855,338
HNI Corp	394,560	20,296,166
Vestis Corp	1,185,608	7,184,784
		69,336,288
Construction & Engineering - 6.0%
Comfort Systems USA Inc	30,732	21,613,816
Construction Partners Inc Class A (a)	477,438	48,149,622
Fluor Corp (a)	295,800	16,792,566
Granite Construction Inc	354,370	33,477,334
IES Holdings Inc (a)	292,639	103,322,052
Primoris Services Corp	342,100	32,215,557
Sterling Infrastructure Inc (a)	160,200	42,867,918
		298,438,865
Electrical Equipment - 1.2%
Generac Holdings Inc (a)	28,600	5,568,134
NEXTracker Inc Class A (a)	493,400	28,745,484
Thermon Group Holdings Inc (a)	933,201	26,390,924
		60,704,542
Machinery - 4.2%
Atmus Filtration Technologies Inc	481,164	18,722,091
Blue Bird Corp (a)	351,900	15,761,600
Federal Signal Corp (c)	242,200	30,655,254
Kadant Inc (c)	58,550	19,483,684
REV Group Inc	546,600	27,084,030
SPX Technologies Inc (a)(c)	292,482	53,345,792
Terex Corp (c)	940,988	47,858,650
		212,911,101
Passenger Airlines - 1.1%
SkyWest Inc (a)	500,000	57,980,000
Professional Services - 2.1%
Amentum Holdings Inc	991,179	24,749,740
CRA International Inc	108,100	19,096,945
ExlService Holdings Inc (a)	521,960	22,668,723
First Advantage Corp (a)(c)	1,152,833	19,932,483
KBR Inc	430,300	20,112,222
		106,560,113
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies Inc	60,000	16,290,000
GMS Inc (a)	163,200	17,893,248
Herc Holdings Inc	124,200	14,507,802
Rush Enterprises Inc Class A	851,776	46,115,153
		94,806,203
TOTAL INDUSTRIALS		1,029,251,620

Information Technology - 10.1%
Communications Equipment - 0.5%
Ciena Corp (a)	262,540	24,374,213
Electronic Equipment, Instruments & Components - 6.2%
Advanced Energy Industries Inc	435,270	60,467,709
Belden Inc (c)	402,800	49,806,220
ePlus Inc (a)	223,908	14,504,760
Insight Enterprises Inc (a)	250,169	29,665,040
OSI Systems Inc (a)	44,547	9,845,332
PAR Technology Corp (a)(c)	380,500	23,126,790
Sanmina Corp (a)	664,982	77,164,512
TD SYNNEX Corp	350,232	50,569,998
		315,150,361
Semiconductors & Semiconductor Equipment - 1.6%
Axcelis Technologies Inc (a)(c)	182,200	12,333,118
Diodes Inc (a)	279,800	13,813,726
MACOM Technology Solutions Holdings Inc (a)	340,688	46,721,952
Onto Innovation Inc (a)	95,000	9,001,250
		81,870,046
Software - 1.8%
Agilysys Inc (a)	152,100	17,351,568
Five9 Inc (a)	136,400	3,523,212
Intapp Inc (a)	201,648	8,076,002
Monday.com Ltd (a)	71,760	18,821,931
Progress Software Corp (c)	339,588	16,327,391
SPS Commerce Inc (a)	144,900	15,774,539
Vertex Inc Class A (a)(c)	298,072	9,887,048
		89,761,691
TOTAL INFORMATION TECHNOLOGY		511,156,311

Materials - 4.1%
Chemicals - 1.0%
Element Solutions Inc	1,208,500	28,520,600
Minerals Technologies Inc	345,835	20,110,305
		48,630,905
Construction Materials - 0.9%
Eagle Materials Inc	207,050	46,439,245
Metals & Mining - 1.7%
Carpenter Technology Corp	125,000	31,173,750
Commercial Metals Co	839,888	43,556,592
Constellium SE (a)	832,100	11,408,091
		86,138,433
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	201,362	18,205,138
Sylvamo Corp	218,868	10,083,249
		28,288,387
TOTAL MATERIALS		209,496,970

Real Estate - 4.1%
Diversified REITs - 1.0%
Essential Properties Realty Trust Inc (c)	1,689,958	51,526,819
Health Care REITs - 1.5%
American Healthcare REIT Inc	528,300	20,413,512
CareTrust REIT Inc	1,686,684	53,636,552
		74,050,064
Industrial REITs - 0.4%
Terreno Realty Corp	330,010	18,312,255
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (a)	101,200	27,360,432
Retail REITs - 0.2%
Acadia Realty Trust	847,900	15,872,688
Specialized REITs - 0.5%
Outfront Media Inc	1,317,174	23,090,060
TOTAL REAL ESTATE		210,212,318

Utilities - 1.7%
Gas Utilities - 1.7%
Southwest Gas Holdings Inc	609,904	47,657,899
UGI Corp	1,010,434	36,557,502
		84,215,401
TOTAL UNITED STATES		4,397,119,693
TOTAL COMMON STOCKS (Cost $4,002,468,030)		5,023,898,479

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	52,094,894	52,105,313
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	174,560,228	174,577,684
TOTAL MONEY MARKET FUNDS (Cost $226,682,773)			226,682,997

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $4,229,150,803)	5,250,581,476
NET OTHER ASSETS (LIABILITIES) - (3.5)% (f)	(177,485,149)
NET ASSETS - 100.0%	5,073,096,327

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	97	Sep 2025	10,767,970	151,819	151,819

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,113,061 or 0.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,431,010 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,270,743 or 0.0% of net assets.

(f)	Includes $896,813 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $7,782,468.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/24	1,690,080

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	132,801,292	1,850,144,561	1,930,840,540	3,637,879	-	-	52,105,313	52,094,894	0.1%
Fidelity Securities Lending Cash Central Fund	113,110,950	1,181,326,663	1,119,859,929	106,979	-	-	174,577,684	174,560,228	0.6%
Total	245,912,242	3,031,471,224	3,050,700,469	3,744,858	-	-	226,682,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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